SUBSIDIARIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) individual	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of subsidiaries [line items]
Paid-in capital	¥ 7,083,537	$ 1,030,258		¥ 7,083,537	¥ 7,083,537
Dongguan Changsheng Enterprise Company Limited [member]
Disclosure of subsidiaries [line items]
Proportion of equity interests held by the Company	51.00%
Proportion of equity interests held by the Group	51.00%
Proportion of equity interests held by non-controlling interests	49.00%
Paid-in capital	¥ 38,000
Shenzhen Fu Yuan Enterprise Development Company Limited [member]
Disclosure of subsidiaries [line items]
Proportion of equity interests held by the Company	100.00%
Proportion of equity interests held by the Group	100.00%
Proportion of equity interests held by non-controlling interests	0.00%
Paid-in capital	¥ 18,500
Shenzhen Pinghu Qun Yi Railway Store Loading and Unloading Company Limited [member]
Disclosure of subsidiaries [line items]
Proportion of equity interests held by the Company	100.00%
Proportion of equity interests held by the Group	100.00%
Proportion of equity interests held by non-controlling interests	0.00%
Paid-in capital	¥ 10,000
Shenzhen Guangshen Railway Economic and Trade Enterprise Company Limited [member]
Disclosure of subsidiaries [line items]
Proportion of equity interests held by the Company	100.00%
Proportion of equity interests held by the Group	0.00%
Proportion of equity interests held by non-controlling interests	0.00%
Paid-in capital	¥ 2,000
Shenzhen Railway Station Passenger Services Company Limited [member]
Disclosure of subsidiaries [line items]
Proportion of equity interests held by the Company	100.00%
Proportion of equity interests held by the Group	100.00%
Proportion of equity interests held by non-controlling interests	0.00%
Paid-in capital	¥ 1,500
Guangshen Railway Station Dongqun Trade and Commerce Service Company Limited [member]
Disclosure of subsidiaries [line items]
Proportion of equity interests held by the Company	100.00%
Proportion of equity interests held by the Group	100.00%
Proportion of equity interests held by non-controlling interests	0.00%
Paid-in capital	¥ 1,020
Guangzhou Railway Huangpu Service Company Limited [member]
Disclosure of subsidiaries [line items]
Proportion of equity interests held by the Company	100.00%
Proportion of equity interests held by the Group	100.00%
Proportion of equity interests held by non-controlling interests	0.00%
Paid-in capital	¥ 379
Zengcheng Lihua Stock Company Limited ("Zengcheng Lihua") [member]
Disclosure of subsidiaries [line items]
Proportion of equity interests held by the Company	44.72%
Proportion of equity interests held by the Group	44.72%
Proportion of equity interests held by non-controlling interests	55.28%
Paid-in capital	¥ 107,050
Maximum [member] | Zengcheng Lihua Stock Company Limited ("Zengcheng Lihua") [member]
Disclosure of subsidiaries [line items]
Number of individual holding more than zero point five percent equity interest | individual	0
Proportion of ownership interests held by individuals	0.50%

[1]	Translation of amounts from Renminbi (" RMB ") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6. 8755 , the certified exchange rates for December 31 , 201 8 as published by the Federal Reserve Board of the United States . No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31 , 201 8 or on any other date .